Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash		$ 2,220,700	$ 2,814,010
Restricted cash		95,064
Accounts receivable, net		104,415	465,867
Accounts receivables, related parties			54,800
Prepayments		37,534,859	36,831,913
Other receivables		1,725,304	586,155
Total current assets		41,680,342	40,752,745
NON-CURRENT ASSETS
Property and equipment, net		108,398	137,606
Intangible assets, net		60,561	63,333
Operating lease right-of-use assets		373,100	564,808
Other non-current assets		61,807	59,037
Total non-current assets		603,866	824,784
TOTAL ASSETS		42,284,208	41,577,529
CURRENT LIABILITIES
Accounts payable		274,460	564,466
Accounts payable - related party		7,608	17,673
Operating lease liabilities - current		269,451	284,100
Advance from clients		507,836	489,523
Due to related parties		219,926	218,081
Taxes payable		4,175	14,658
Bonds Payable-short term		2,462,676	2,025,440
Accruals and other payables		1,553,750	1,979,109
Total current liabilities		5,299,882	5,593,050
Operating lease liabilities - non-current		104,798	282,454
Total non-current liabilities		104,798	282,454
TOTAL LIABILITIES		5,404,680	5,875,504
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		49,077,247	45,283,229
Statutory reserve		282,545	282,545
Accumulated deficits		(12,770,891)	(9,607,600)
Accumulated other comprehensive gain/(loss)		261,974	(274,446)
Total shareholders’ equity		36,879,528	35,702,025
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		42,284,208	41,577,529
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[1]	28,179	17,918
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[1]	$ 474	$ 379

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 24, 2025.